Quarterly portfolio holdings
John Hancock
Managed Account Shares
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 82.8%				$923,822
(Cost $907,790)
U.S. Government 27.8%				310,767
U.S. Treasury
Bond	2.375	02-15-42	41,000	31,173
Bond	2.875	05-15-49	117,000	87,142
Bond	4.750	05-15-55	56,000	56,991
Note	4.125	02-28-27	28,000	28,162
Note	4.250	06-30-31	79,000	81,614
Note	4.250	11-15-34	25,000	25,685
U.S. Government Agency 55.0%				613,055
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	09-01-52	14,847	14,828
30 Yr Pass Thru	4.500	10-01-53	11,605	11,552
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	231,016	217,839
30 Yr Pass Thru	3.500	06-01-52	31,465	29,906
30 Yr Pass Thru	3.500	09-01-52	13,052	12,341
30 Yr Pass Thru	4.500	08-01-52	19,286	19,347

30 Yr Pass Thru	4.500	02-01-53	307,416	307,242
Corporate bonds 15.7%				$174,694
(Cost $170,388)
Communication services 3.1%				34,690
Interactive media and services 1.5%
Alphabet, Inc.	4.100	11-15-30	17,000	17,154
Wireless telecommunication services 1.6%
T-Mobile USA, Inc.	5.050	07-15-33	17,000	17,536
Financials 7.0%				77,673
Banks 5.5%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	25,735
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	18,456
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,903
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	16,579
Health care 2.4%				27,224
Biotechnology 2.4%
Amgen, Inc.	5.250	03-02-33	26,000	27,224
Information technology 1.6%				17,597
Software 1.6%
Oracle Corp.	4.900	02-06-33	18,000	17,597
Utilities 1.6%				17,510
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	17,510

	Yield (%)	Shares	Value
Short-term investments 3.2%			$35,941
(Cost $35,933)
Short-term funds 3.2%			35,941
John Hancock Collateral Trust (A)	3.5447(B)	3,593	35,941

2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Total investments (Cost $1,114,111) 101.7%	$1,134,457
Other assets and liabilities, net (1.7%)	(19,176)
Total net assets 100.0%	$1,115,281

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 2-28-26.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.5%				$452,965,034
(Cost $440,724,538)
Communication services 4.6%				21,161,294
Diversified telecommunication services 1.1%
AT&T, Inc.	2.750	06-01-31	3,325,000	3,098,110
AT&T, Inc.	4.500	05-15-35	1,086,000	1,058,372
AT&T, Inc.	4.750	04-30-33	1,122,000	1,137,318
Entertainment 0.4%
WMG Acquisition Corp. (A)	3.875	07-15-30	2,052,000	1,969,591
Media 2.2%
Charter Communications Operating LLC	2.800	04-01-31	2,499,000	2,271,637
Charter Communications Operating LLC	6.384	10-23-35	3,994,000	4,172,004
News Corp. (A)	3.875	05-15-29	1,453,000	1,417,517
News Corp. (A)	5.125	02-15-32	2,124,000	2,113,142
Wireless telecommunication services 0.9%
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,923,603
Consumer discretionary 1.7%				7,776,605
Automobiles 0.9%
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,464,248
Hyundai Capital America (A)	5.400	01-08-31	559,000	584,471
Broadline retail 0.4%
MercadoLibre, Inc.	4.900	01-15-33	2,022,000	2,010,374
Hotels, restaurants and leisure 0.4%
Marriott International, Inc.	4.500	05-01-33	846,000	843,217
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	856,000	874,295
Consumer staples 2.6%				12,279,219
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	807,234
JBS NV	3.625	01-15-32	2,822,000	2,670,736
JBS NV	5.750	04-01-33	1,837,000	1,931,819
JBS NV	5.950	04-20-35	427,000	452,736
Mars, Inc. (A)	4.800	03-01-30	2,172,000	2,232,804
Mars, Inc. (A)	5.000	03-01-32	2,185,000	2,263,363
Pilgrim’s Pride Corp.	6.250	07-01-33	1,782,000	1,920,527
Energy 13.9%				64,752,317
Oil, gas and consumable fuels 13.9%
Aker BP ASA (A)	3.100	07-15-31	1,622,000	1,514,472
Aker BP ASA (A)	3.750	01-15-30	1,000,000	974,551
Aker BP ASA (A)	4.000	01-15-31	612,000	598,949
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,599,735
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,602,182
Cheniere Energy Partners LP	5.550	10-30-35	1,118,000	1,160,182
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	$1,405,213
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	1,649,000	1,682,241
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,449,000	2,562,072
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,947,000	2,109,495
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,315,903
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,497,602
Devon Energy Corp.	5.200	09-15-34	2,000,000	2,051,057
DT Midstream, Inc. (A)	4.375	06-15-31	3,222,000	3,176,224
DT Midstream, Inc. (A)	5.800	12-15-34	896,000	944,637
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,992,217
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,804,520
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	1,004,084
Energy Transfer LP	5.150	03-15-45	2,104,000	1,902,808
Energy Transfer LP	5.600	09-01-34	1,283,000	1,340,486
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,120,695
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,610,338
MPLX LP	4.950	09-01-32	663,000	674,992
MPLX LP	5.000	03-01-33	1,476,000	1,500,305
Occidental Petroleum Corp.	5.375	01-01-32	524,000	545,477
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,528,159
Occidental Petroleum Corp.	6.625	09-01-30	1,702,000	1,841,949
Ovintiv, Inc.	6.250	07-15-33	723,000	780,231
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,298,818
Plains All American Pipeline LP	4.700	01-15-31	826,000	838,963
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	829,000	849,393
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,334,854
Targa Resources Corp.	6.150	03-01-29	1,297,000	1,372,290
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,719,266
Var Energi ASA (A)	5.875	05-22-30	3,388,000	3,557,245
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,721,637
Viper Energy Partners LLC	4.900	08-01-30	1,061,000	1,082,485
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,221,960
Western Midstream Operating LP	5.450	11-15-34	675,000	686,660
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	542,929
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	685,041
Financials 34.4%				159,612,630
Banks 17.8%
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	1,773,000	1,856,170
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,118,460
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	6,011,000	6,266,476
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	961,481
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	707,000	755,257
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	1,900,000	2,005,100
Citizens Financial Group, Inc.	3.250	04-30-30	337,000	324,121
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,352,000	1,394,672
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,011,000	3,171,908
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	910,911
Credit Agricole SA (A)	3.250	01-14-30	409,000	393,207
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	2,310,000	2,455,254
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,950,228
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,164,000	1,227,825
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,740,037
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	1,802,000	1,835,091
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,161,000	$2,170,112
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,080,000	1,118,146
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	719,000	744,306
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,206,000	1,266,474
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	434,000	455,801
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	619,496
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,634,096
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	2,229,000	2,318,152
KeyBank NA	5.000	01-26-33	2,016,000	2,039,854
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,060,000	1,087,413
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	830,000	905,156
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)	6.625	09-27-35	1,634,000	1,627,713
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	935,733
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,501,449
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,423,016
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,882,265
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,691,673
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,327,896
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	779,000	791,863
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,461,000	4,623,844
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	775,252
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	2,111,000	2,109,336
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	2,032,000	2,063,217
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,782,136
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,317,692
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	1,016,704
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	393,050
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,835,634
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,305,067
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,585,000	1,720,130
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	689,844
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,181,470
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	827,000	850,993
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,106,000	1,147,441
Capital markets 8.6%
Ares Strategic Income Fund (A)	5.150	01-15-31	2,210,000	2,140,866
Ares Strategic Income Fund (A)	5.450	09-09-28	704,000	703,962
Ares Strategic Income Fund	5.600	02-15-30	1,039,000	1,026,906
Ares Strategic Income Fund	5.700	03-15-28	109,000	109,857
Ares Strategic Income Fund (A)	5.800	09-09-30	1,979,000	1,965,513
Ares Strategic Income Fund	6.200	03-21-32	1,124,000	1,129,135
Ares Strategic Income Fund	6.350	08-15-29	342,000	348,882
Blackstone Private Credit Fund	5.050	09-10-30	1,779,000	1,719,171
Blackstone Private Credit Fund	5.250	04-01-30	1,073,000	1,050,340
Blackstone Private Credit Fund	5.950	07-16-29	1,087,000	1,095,315
Blackstone Private Credit Fund	7.300	11-27-28	982,000	1,026,878
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,726,000	1,709,712
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,728,735
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	3,321,000	3,349,378
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,499,000	1,547,947
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	597,000	635,808
HPS Corporate Lending Fund (A)	5.150	04-02-29	1,101,000	1,092,346
HPS Corporate Lending Fund (A)	5.450	11-15-30	655,000	643,643
HPS Corporate Lending Fund	5.950	04-14-32	399,000	398,343
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,170,023
Lazard Group LLC	4.375	03-11-29	792,000	793,719
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Lazard Group LLC	6.000	03-15-31	1,740,000	$1,858,322
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,921,000	1,862,049
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	220,452
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	987,000	993,075
Sixth Street Lending Partners	5.750	01-15-30	566,000	568,304
Sixth Street Lending Partners	6.125	07-15-30	560,000	566,979
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	918,340
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	614,193
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,191,000	1,216,835
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,577,750
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,831,426
Consumer finance 1.1%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	799,000	820,371
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,500,000	1,548,341
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,189,372
Capital One Financial Corp.	6.700	11-29-32	1,500,000	1,666,594
Financial services 2.1%
Apollo Debt Solutions BDC	6.700	07-29-31	887,000	915,758
Apollo Debt Solutions BDC	6.900	04-13-29	427,000	443,920
Atlas Warehouse Lending Company LP (A)	5.250	01-15-33	1,097,000	1,090,334
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,058,394
Citadel Finance LLC (A)	5.900	02-10-30	1,047,000	1,074,213
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,311,739
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,457,041
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,477,629
Insurance 4.8%
American National Global Funding (A)	4.875	01-23-31	3,869,000	3,867,246
Athene Global Funding (A)	4.721	10-08-29	905,000	905,481
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,196,631
Athene Holding, Ltd.	3.500	01-15-31	3,861,000	3,644,011
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,222,000	1,174,450
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,322,900
CNO Financial Group, Inc.	6.450	06-15-34	2,034,000	2,120,600
GA Global Funding Trust (A)	4.500	09-18-30	3,000,000	2,951,679
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,205,147
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	601,617
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	777,455
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,458,881
Health care 7.3%				34,071,274
Biotechnology 1.9%
AbbVie, Inc.	5.050	03-15-34	1,784,000	1,852,098
Amgen, Inc.	5.250	03-02-33	4,491,000	4,702,412
Amgen, Inc.	5.650	03-02-53	2,032,000	2,028,380
Health care equipment and supplies 1.7%
Abbott Laboratories (C)	4.300	03-15-33	6,252,000	6,245,772
Solventum Corp.	5.450	03-13-31	1,704,000	1,787,430
Health care providers and services 2.3%
CVS Health Corp.	5.000	09-15-32	1,050,000	1,077,282
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,542,461
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,702,000	1,678,286
HCA, Inc.	4.300	11-15-30	731,000	732,401
HCA, Inc.	4.600	11-15-32	1,124,000	1,125,828
HCA, Inc.	5.450	04-01-31	1,548,000	1,621,052
UnitedHealth Group, Inc.	5.950	06-15-55	1,066,000	1,103,952
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	$1,020,789
Pharmaceuticals 1.4%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,190,936
Roche Holdings, Inc. (A)	5.489	11-13-30	2,428,000	2,583,593
Royalty Pharma PLC	5.150	09-02-29	753,000	778,602
Industrials 8.5%				39,479,700
Aerospace and defense 0.9%
DAE Funding LLC (A)	3.375	03-20-28	2,322,000	2,267,925
The Boeing Company	6.528	05-01-34	1,858,000	2,083,147
Construction and engineering 0.5%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,998,000	2,199,717
Machinery 0.8%
Weir Group, Inc. (A)	5.350	05-06-30	3,706,000	3,836,926
Passenger airlines 4.6%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	541,897	535,437
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,000,801	991,514
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	959,643	934,890
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	799,608	790,161
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	920,825	880,327
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,224,754	1,144,881
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,312,429	1,255,895
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,327,329	1,223,796
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	103,435	100,497
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,112,000	2,119,284
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	737,000	754,658
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	60,391	59,050
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,464,508	2,235,199
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	345,786	338,242
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	218,705	214,612
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,235,025	1,264,708
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,791,986	2,962,431
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,409,618	1,458,204
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,098,452	2,194,373
Trading companies and distributors 1.7%
AerCap Ireland Capital DAC	3.300	01-30-32	4,339,000	4,054,798
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,030,000	1,067,781
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,511,247
Information technology 9.6%				44,830,149
Communications equipment 0.7%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	161,005
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	3,041,479
Electronic equipment, instruments and components 1.1%
Jabil, Inc.	4.750	02-01-33	1,058,000	1,054,130
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,357,972
TD SYNNEX Corp.	5.300	10-10-35	2,235,000	2,228,186
TD SYNNEX Corp.	6.100	04-12-34	520,000	551,181
Semiconductors and semiconductor equipment 4.0%
Broadcom, Inc.	3.419	04-15-33	3,505,000	3,282,952
Broadcom, Inc.	4.550	02-15-32	592,000	599,995
Broadcom, Inc.	4.900	07-15-32	2,422,000	2,494,591
Foundry JV Holdco LLC (A)	6.100	01-25-36	1,442,000	1,539,524
Foundry JV Holdco LLC (A)	6.250	01-25-35	1,527,000	1,644,097
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,205,598
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	2.703	04-15-32	499,000	$456,204
Micron Technology, Inc.	5.300	01-15-31	665,000	698,444
Micron Technology, Inc.	5.650	11-01-32	1,976,000	2,106,227
Micron Technology, Inc.	5.800	01-15-35	1,446,000	1,548,535
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,640,488
Qorvo, Inc.	4.375	10-15-29	641,000	630,982
Software 2.0%
Oracle Corp.	4.700	09-27-34	2,119,000	1,991,349
Oracle Corp.	4.800	09-26-32	1,730,000	1,690,427
Oracle Corp.	5.250	02-03-32	1,262,000	1,266,902
Oracle Corp.	5.550	02-06-53	2,409,000	2,003,317
VMware LLC	4.700	05-15-30	2,242,000	2,292,203
Technology hardware, storage and peripherals 1.8%
CDW LLC	5.100	03-01-30	675,000	685,516
Dell International LLC	4.500	02-15-31	1,702,000	1,710,264
Dell International LLC	4.750	10-06-32	1,705,000	1,720,949
Dell International LLC	5.300	04-01-32	478,000	496,429
Dell International LLC	5.400	04-15-34	3,604,000	3,731,203
Materials 0.8%				3,860,288
Construction materials 0.6%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,917,905
JH North America Holdings, Inc. (A)	5.875	01-31-31	450,000	459,590
JH North America Holdings, Inc. (A)	6.125	07-31-32	672,000	689,710
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	758,000	793,083
Real estate 5.1%				23,522,842
Hotel and resort REITs 0.4%
Host Hotels & Resorts LP	4.250	12-15-28	1,666,000	1,673,316
Industrial REITs 0.8%
FIBRA Prologis (A)	5.500	11-26-35	1,167,000	1,182,755
Prologis Targeted U.S. Logistics Fund LP (A)	4.250	01-15-31	861,000	862,296
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,588,997
Real estate management and development 0.5%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,317,405
Residential REITs 0.4%
American Homes 4 Rent LP	4.950	06-15-30	2,032,000	2,073,504
Retail REITs 0.7%
Regency Centers LP	4.500	03-15-33	1,218,000	1,218,424
Regency Centers LP	5.000	07-15-32	1,779,000	1,833,684
Specialized REITs 2.3%
American Tower Corp.	4.700	12-15-32	1,742,000	1,762,044
American Tower Corp.	5.200	02-15-29	1,710,000	1,765,700
American Tower Corp.	5.550	07-15-33	1,302,000	1,374,856
American Tower Corp.	5.650	03-15-33	1,302,000	1,383,625
VICI Properties LP	5.125	11-15-31	2,091,000	2,128,928
VICI Properties LP	5.125	05-15-32	2,324,000	2,357,308
Utilities 9.0%				41,618,716
Electric utilities 4.3%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	869,000	873,226
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	559,000	560,965
Constellation Energy Generation LLC	4.400	01-15-31	1,123,000	1,130,672
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,208,202
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Duke Energy Corp.	5.750	09-15-33	1,000,000	$1,068,456
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,990,484
Eversource Energy	5.125	05-15-33	1,613,000	1,648,278
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	455,237
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,040,763
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	382,705
NRG Energy, Inc. (A)	4.450	06-15-29	683,000	683,545
NRG Energy, Inc. (A)	5.407	10-15-35	2,085,000	2,107,237
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,162,275
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,294,586
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.750	02-03-31	1,155,000	1,154,371
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,898,887
Independent power and renewable electricity producers 1.8%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	891,000	909,248
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	1,505,000	1,587,827
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,973,981
Vistra Operations Company LLC (A)	4.700	01-31-31	888,000	893,081
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,384,514
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,652,423
Multi-utilities 2.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,703,000	1,719,456
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	1,167,000	1,240,117
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	881,000	925,941
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	812,000	823,979
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	817,000	831,753
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,609,400
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,527,412
Sempra	5.500	08-01-33	1,195,000	1,260,519

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,769,000	1,804,801

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,803,000	1,814,375
Municipal bonds 0.1%				$317,477
(Cost $437,729)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	25,645
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	82,635
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	89,373
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	23,328
Regents of the University of California Medical Center	3.006	05-15-50	140,000	96,496

	Yield (%)	Shares	Value
Short-term investments 1.7%			$7,788,810
(Cost $7,789,037)
Short-term funds 1.7%			7,788,810
John Hancock Collateral Trust (D)	3.5447(E)	778,647	7,788,810

Total investments (Cost $448,951,304) 99.3%	$461,071,321
Other assets and liabilities, net 0.7%	3,242,120
Total net assets 100.0%	$464,313,441

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $131,228,730 or 28.3% of the portfolio’s net assets as of 2-28-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-26.
The portfolio had the following country composition as a percentage of net assets on 2-28-26:
United States	82.0%
United Kingdom	2.7%
Canada	2.6%
Norway	2.0%
France	1.8%
Netherlands	1.6%
Switzerland	1.3%
Germany	1.2%
Ireland	1.1%
Other countries	3.7%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 95.3%				$162,315,715
(Cost $159,959,543)
Communication services 11.1%				18,977,334
Diversified telecommunication services 4.5%
Cipher Compute LLC (A)	7.125	11-15-30	458,000	477,394
GCI LLC (A)	4.750	10-15-28	925,000	908,873
IHS Holding, Ltd. (A)	7.875	05-29-30	779,000	815,615
IHS Holding, Ltd. (A)	8.250	11-29-31	1,200,000	1,278,379
Iliad Holding SAS (A)	7.000	04-15-32	1,026,000	1,053,252
Iliad Holding SAS (A)	8.500	04-15-31	300,000	321,424
Level 3 Financing, Inc. (A)	6.875	06-30-33	1,571,000	1,627,045
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	732,000	735,279
Windstream Services LLC (A)	8.250	10-01-31	467,000	491,674
Entertainment 2.1%
Discovery Global Holdings, Inc.	4.279	03-15-32	356,000	327,075
Discovery Global Holdings, Inc.	5.050	03-15-42	1,512,000	1,062,180
Roblox Corp. (A)	3.875	05-01-30	2,226,000	2,125,645
Media 3.0%
Cable One, Inc. (A)	4.000	11-15-30	711,000	492,210
CCO Holdings LLC (A)	4.250	02-01-31	1,272,000	1,185,632
CCO Holdings LLC	4.500	05-01-32	599,000	548,178
CCO Holdings LLC (A)	7.375	03-01-31	1,133,000	1,168,999
Gray Media, Inc. (A)	10.500	07-15-29	1,015,000	1,088,152
Sirius XM Radio LLC (A)	4.000	07-15-28	748,000	730,230
Wireless telecommunication services 1.5%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,015,934
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	427,268
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,096,896
Consumer discretionary 20.1%				34,154,631
Automobile components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	384,000	380,164
Broadline retail 1.5%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	288,327
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	485,000	488,520
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	1,076,000	$1,127,251
Rakuten Group, Inc. (A)	9.750	04-15-29	473,000	524,633
Hotels, restaurants and leisure 11.2%
Brightstar Lottery PLC (A)	5.750	01-15-33	943,000	936,997
Carnival Corp. (A)	5.125	05-01-29	828,000	839,883
Carnival Corp. (A)	5.750	08-01-32	3,106,000	3,223,404
Carnival Corp. (A)	5.875	06-15-31	1,635,000	1,708,611
Hilton Domestic Operating Company, Inc. (A)	5.500	03-31-34	732,000	739,813
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	973,000	992,683
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	1,356,000	1,314,822
MGM Resorts International	4.750	10-15-28	1,060,000	1,060,617
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	770,000	756,500
NCL Corp., Ltd. (A)	5.875	01-15-31	1,039,000	1,049,941
NCL Corp., Ltd. (A)	6.250	09-15-33	999,000	1,008,335
NCL Corp., Ltd. (A)	6.750	02-01-32	1,047,000	1,078,237
Rivers Enterprise Borrower LLC (A)	6.250	10-15-30	686,000	700,938
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	881,556
Travel + Leisure Company (A)	4.625	03-01-30	388,000	378,950
Travel + Leisure Company (A)	6.125	09-01-33	1,069,000	1,086,602
Viking Cruises, Ltd. (A)	5.875	10-15-33	1,310,000	1,336,410
Household durables 2.3%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	797,000	772,060
Century Communities, Inc. (A)	3.875	08-15-29	795,000	757,927
KB Home	4.000	06-15-31	683,000	652,475
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	201,000	207,692
TopBuild Corp. (A)	5.625	01-31-34	1,550,000	1,563,255
Specialty retail 4.1%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	177,196
Asbury Automotive Group, Inc.	4.750	03-01-30	822,000	809,051
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	2,112,000	1,955,880
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	727,000	742,780
Lithia Motors, Inc. (A)	3.875	06-01-29	387,000	374,085
Lithia Motors, Inc. (A)	4.375	01-15-31	814,000	782,940
Lithia Motors, Inc. (A)	5.500	10-01-30	759,000	763,767
Valvoline, Inc. (A)	3.625	06-15-31	763,000	708,623
Wayfair LLC (A)	6.750	11-15-32	567,000	577,884
Textiles, apparel and luxury goods 0.8%
S&S Holdings LLC (A)	8.375	10-01-31	1,500,000	1,405,822
Consumer staples 2.1%				3,559,315
Consumer staples distribution and retail 0.5%
Albertsons Companies, Inc. (A)	5.750	03-31-34	776,000	772,142
Food products 1.6%
MARB BondCo PLC (A)	3.950	01-29-31	1,882,000	1,715,489
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,071,684
Energy 18.8%				32,091,596
Oil, gas and consumable fuels 18.8%
Antero Midstream Partners LP (A)	5.750	10-15-33	995,000	1,010,075
Antero Midstream Partners LP (A)	5.750	07-01-34	2,214,000	2,248,609
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	1,275,000	1,278,720
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	253,491
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	428,000	444,130
Blue Racer Midstream LLC (A)	7.250	07-15-32	1,490,000	1,575,989
Comstock Resources, Inc. (A)	5.875	01-15-30	1,202,000	1,158,420
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	177,930
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	599,000	$576,035
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,096,000	2,105,129
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	1,332,000	1,345,901
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,770,000	1,809,190
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,305,000	2,391,083
Genesis Energy LP (C)	6.750	03-15-34	130,000	131,500
Genesis Energy LP	7.875	05-15-32	575,000	601,902
Genesis Energy LP	8.000	05-15-33	621,000	656,568
Global Partners LP (A)	7.125	07-01-33	194,000	200,724
Global Partners LP (A)	8.250	01-15-32	700,000	739,536
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	246,272
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	540,000	558,079
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	77,038
Leviathan Bond, Ltd. (A)	6.500	06-30-27	1,360,000	1,368,160
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	147,361
Long Ridge Energy LLC (A)	8.750	02-15-32	803,000	861,804
Sunoco LP (A)	4.500	10-01-29	945,000	928,466
Sunoco LP	4.500	04-30-30	1,186,000	1,160,770
Sunoco LP (A)	4.625	05-01-30	535,000	523,470
Sunoco LP (A)	5.625	03-15-31	1,074,000	1,083,233
Sunoco LP (A)	5.875	03-15-34	1,455,000	1,460,811
Sunoco LP (A)	6.250	07-01-33	507,000	522,172
Sunoco LP (A)	7.250	05-01-32	679,000	717,421
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,479,000	1,528,916
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,025,512
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,346,000	1,177,179
Financials 14.1%				24,092,730
Banks 6.8%
Banco Bradesco SA (A)	5.375	01-20-31	1,664,000	1,677,312
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,549,000	1,867,792
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,436,000	1,531,216
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (B)	6.625	02-15-31	1,033,000	1,067,896
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(D)	6.967	03-29-26	964,000	967,133
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (B)	7.000	12-15-30	932,000	959,550
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	1,199,000	1,207,875
Popular, Inc.	7.250	03-13-28	1,252,000	1,306,826
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,091,000	1,056,440
Consumer finance 1.2%
Muthoot Finance, Ltd. (A)	5.750	08-04-30	775,000	774,636
OneMain Finance Corp.	6.125	05-15-30	1,287,000	1,290,839
Financial services 3.6%
Block, Inc. (A)	5.625	08-15-30	970,000	982,718
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	1,093,000	1,054,195
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	514,000	506,628
ION Platform Finance US, Inc. (A)	7.875	09-30-32	1,176,000	942,939
Rocket Companies, Inc. (A)	6.375	08-01-33	987,000	1,020,084
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	1,068,000	1,122,825
TrueNoord Capital DAC (A)	8.750	03-01-30	528,000	557,132
Insurance 1.9%
Asurion LLC (A)	8.375	02-01-34	368,000	366,221
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	579,962
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	1,017,000	1,009,371
Panther Escrow Issuer LLC (A)	7.125	06-01-31	1,169,000	1,189,277
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	1,030,000	$1,053,863
Health care 4.4%				7,414,983
Health care providers and services 2.3%
DaVita, Inc. (A)	4.625	06-01-30	743,000	727,342
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	1,700,000	1,691,914
Tenet Healthcare Corp. (A)	5.500	11-15-32	1,473,000	1,491,312
Pharmaceuticals 2.1%
Endo Finance Holdings LP (A)	8.500	04-15-31	969,000	1,029,846
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	214,000	226,649
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	1,539,000	1,182,136
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,027,000	1,065,784
Industrials 6.2%				10,513,903
Aerospace and defense 0.4%
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	761,000	779,239
Building products 1.5%
Advanced Drainage Systems, Inc. (A)	5.375	03-01-34	369,000	371,812
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	1,124,435
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	1,025,896
Commercial services and supplies 1.2%
Cimpress PLC (A)	7.375	09-15-32	840,000	845,066
Garda World Security Corp. (A)	6.500	01-15-31	730,000	749,976
GFL Environmental Holdings US, Inc. (A)	5.500	02-01-34	439,000	440,579
Construction and engineering 0.3%
Williams Scotsman, Inc. (A)	6.625	06-15-29	520,000	537,132
Machinery 0.6%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	928,000	960,814
Passenger airlines 1.0%
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	484,496	475,721
Azul Secured Finance LLP (A)	9.875	02-15-31	553,000	556,456
United Airlines Holdings, Inc.	5.375	03-01-31	625,000	637,225
Trading companies and distributors 0.5%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	804,000	792,897
Transportation infrastructure 0.7%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	998,156
Corp Quiport SA (A)	9.000	12-15-37	200,000	218,499
Information technology 2.8%				4,766,382
IT services 0.7%
CoreWeave, Inc. (A)	9.000	02-01-31	493,000	475,679
CoreWeave, Inc. (A)	9.250	06-01-30	691,000	676,800
Semiconductors and semiconductor equipment 1.1%
Kioxia Holdings Corp. (A)	6.625	07-24-33	1,797,000	1,893,787
Software 1.0%
Cloud Software Group, Inc. (A)	6.625	08-15-33	817,000	771,082
Cloud Software Group, Inc. (A)	8.250	06-30-32	507,000	507,425
WULF Compute LLC (A)	7.750	10-15-30	417,000	441,609
Materials 6.2%				10,545,074
Construction materials 1.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	703,000	730,626
Standard Building Solutions, Inc. (A)	5.875	03-15-34	1,037,000	1,034,472
Standard Building Solutions, Inc. (A)	6.250	08-01-33	758,000	772,138
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 1.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.250	01-30-31	561,000	$574,191
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	890,444
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	668,495
Toucan FinCo, Ltd. (A)	9.500	05-15-30	948,000	899,487
Metals and mining 2.9%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	311,000	328,798
CSN Resources SA (A)	4.625	06-10-31	1,692,000	1,188,019
First Quantum Minerals, Ltd. (A)	6.375	02-15-36	513,000	514,605
First Quantum Minerals, Ltd. (A)	7.250	02-15-34	333,000	348,688
First Quantum Minerals, Ltd. (A)	8.000	03-01-33	976,000	1,041,993
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	303,942
Novelis Corp. (A)	4.750	01-30-30	1,289,000	1,249,176
Real estate 2.3%				3,960,595
Hotel and resort REITs 0.3%
XHR LP (A)	6.625	05-15-30	517,000	536,099
Specialized REITs 2.0%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	830,000	803,067
Iron Mountain, Inc. (A)	5.250	07-15-30	860,000	855,695
Millrose Properties, Inc. (A)	6.375	08-01-30	1,195,000	1,225,951
Uniti Group LP (A)	6.500	02-15-29	555,000	539,783
Utilities 7.2%				12,239,172
Electric utilities 6.3%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,317,000	1,566,419
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	651,309
NRG Energy, Inc. (A)	3.875	02-15-32	1,348,000	1,262,166
NRG Energy, Inc. (A)	5.750	01-15-34	612,000	620,388
NRG Energy, Inc. (A)	6.000	02-01-33	1,112,000	1,138,925
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,315,595
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,089,000	1,102,909
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	733,000	731,813
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,181,000	2,256,251
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	383,000	400,163
Independent power and renewable electricity producers 0.7%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	966,182	919,805

Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	273,429
Term loans (E) 1.6%				$2,667,807
(Cost $2,667,397)
Health care 0.2%				257,802
Pharmaceuticals 0.2%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.423	04-23-31	257,738	257,802
Industrials 1.0%				1,773,470
Commercial services and supplies 0.3%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.273	03-03-32	521,693	521,912
Trading companies and distributors 0.7%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.673	05-21-32	1,257,848	1,251,558
Materials 0.4%				636,535
Construction materials 0.4%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	02-10-32	637,185	636,535
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 0.0%				$37,257
(Cost $38,000)
Asset-backed securities 0.0%				37,257
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	37,257

	Shares	Value
Common stocks 0.0%		$12,005
(Cost $75,358)
Energy 0.0%		12,005
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (F)(G)	297	12,005

Preferred securities 0.2%		$392,168
(Cost $378,961)
Communication services 0.0%		84,170
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	3,800	84,170
Financials 0.2%		307,998
Banks 0.2%
Wells Fargo & Company, 7.500%	250	307,998

	Yield (%)	Shares	Value
Short-term investments 0.9%			$1,486,646
(Cost $1,486,672)
Short-term funds 0.9%			1,486,646
John Hancock Collateral Trust (H)	3.5447(I)	148,620	1,486,646

Total investments (Cost $164,605,931) 98.0%	$166,911,598
Other assets and liabilities, net 2.0%	3,430,124
Total net assets 100.0%	$170,341,722

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $128,716,842 or 75.6% of the portfolio’s net assets as of 2-28-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 2-28-26.
The portfolio had the following country composition as a percentage of net assets on 2-28-26:
United States	77.1%
United Kingdom	5.9%
Canada	2.4%
France	2.4%
Netherlands	1.5%
Japan	1.4%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

Israel	1.3%
Spain	1.1%
Cayman Islands	1.0%
Other countries	5.9%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.3%				$19,529,793
(Cost $19,494,419)
Alabama 1.0%				209,338
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	200,000	209,338
Alaska 1.0%				210,673
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	210,673
Arizona 5.0%				1,012,168
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	345,106
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	250,229
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-51	350,000	277,319
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	139,514
California 4.8%				984,594
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	100,000	63,129
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	105,661
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	250,000	207,922
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	208,829
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	141,399
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.634	06-01-66	1,000,000	106,616
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.817	06-01-36	300,000	151,038
Colorado 5.5%				1,126,247
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	502,436
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	100,000	102,169
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	150,000	140,427
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	125,741
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	245,000	255,474
Connecticut 1.6%				327,116
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	304,480
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	22,636
Florida 14.4%				2,924,487
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	248,872
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	$110,108
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	202,039
Escambia County Health Facilities Authority Baptist Hospital, Inc., Series A	4.000	08-15-50	310,000	264,229
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	235,124
Florida Higher Educational Facilities Financing Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	225,718
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	150,000	154,005
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	259,950
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	275,996
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	235,186
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	50,000
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	249,969
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	238,217
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	175,074
Georgia 0.0%				5,050
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	5,000	5,050
Idaho 0.5%				100,217
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	100,217
Illinois 7.6%				1,539,180
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	406,145
Chicago Board of Education Series A, GO	6.250	12-01-50	150,000	159,167
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	105,646
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	271,303
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	96,801
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	239,685	240,069
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	260,000	260,049
Indiana 1.0%				193,750
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	150,000	153,165
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	180,000	9,000
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	30,000	31,585
Kansas 1.0%				195,630
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	195,000	195,630
Kentucky 1.2%				252,710
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	252,710
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Louisiana 1.2%				$240,737
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	240,737
Maryland 1.3%				262,071
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	25,000	23,774
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	238,297
Massachusetts 2.7%				540,974
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	150,000	150,152
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	140,557
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,265
Michigan 1.6%				331,060
City of Detroit, GO	5.500	04-01-32	300,000	331,060
Missouri 2.2%				456,924
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	256,079
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	200,845
Nevada 0.5%				99,900
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	185,000	99,900
New Hampshire 1.5%				304,120
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	208,763
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.335	12-15-33	155,000	95,357
New York 2.5%				501,155
City of Ithaca, GO	2.000	02-15-42	280,000	186,319
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	65,000	64,816
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	250,020
Ohio 4.3%				864,718
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	181,372
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	170,000	140,371
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	200,000	199,470
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	243,369
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	100,000	100,136
Oregon 0.5%				100,449
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	100,000	100,449
Pennsylvania 2.8%				560,699
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	330,086
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	230,613
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico 2.5%				$504,831
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.153	11-01-43	270,000	184,275
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	320,000	320,556
South Carolina 1.6%				317,403
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	274,781
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-38	15,000	15,122
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	27,500
Texas 8.4%				1,697,380
Arlington Higher Education Finance Corp. Basis Texas Charter Schools (A)	5.875	06-15-65	100,000	101,834
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	10.000	06-01-42	93,737	4,687
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	236,369
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	164,965
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	224,050
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	5,000	4,861
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	30,000	22,794
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	150,000	161,238
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	125,000	118,291
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	196,256
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	249,793
Texas Transportation Commission State Highway 249 System State Highway 249, Series A	5.000	08-01-57	210,000	212,242
Utah 3.8%				767,553
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	515,467
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	252,086
Vermont 1.4%				276,213
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	276,213
Virginia 2.5%				517,838
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	301,414
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	216,424
Wisconsin 10.4%				2,104,608
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	255,350
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	268,806
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	100,182
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	231,737
Public Finance Authority College Achieve Paterson Charter School, Series A (A)	4.000	06-15-52	250,000	194,810
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	$144,126
Public Finance Authority Heritage Bend Project (A)(B)	7.013	12-15-42	500,000	157,534
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	311,269
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	89,732
Public Finance Authority Two Step Project (A)(B)	5.993	12-15-34	200,000	118,983
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	79,777
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	152,302

	Yield (%)	Shares	Value
Short-term investments 3.0%			$615,946
(Cost $615,980)
Short-term funds 3.0%
John Hancock Collateral Trust (D)	3.5447(E)	61,576	615,946
Total investments (Cost $20,110,399) 99.3%			$20,145,739
Other assets and liabilities, net 0.7%			138,696
Total net assets 100.0%			$20,284,435

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,507,367 or 41.9% of the fund’s net assets as of 2-28-26.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following portfolio composition as a percentage of net assets on 2-28-26:
General obligation bonds	5.4%
Revenue bonds	90.9%
Education	20.1%
Development	19.2%
Health care	17.4%
Other revenue	17.1%
Transportation	4.8%
Airport	4.1%
Tobacco	3.9%
Housing	3.0%
Water and sewer	1.2%
Pollution	0.1%
Short-term investments and other	3.7%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 50.3%				$141,286,307
(Cost $139,275,185)
Commercial and residential 44.2%				124,245,235
A&D Mortgage Trust
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-NQM1, Class A1 (A)(B)	4.912	02-25-71	991,660	$993,426
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	331,880	319,722
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	70,307	67,794
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	256,283	230,540
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	1,012,560	882,356
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	180,668	159,629
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	536,396	461,054
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,599,778	1,601,577
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,129,195	1,128,071
Series 2025-10, Class A1 (A)(B)	4.960	09-25-70	638,450	640,511
Series 2025-11, Class A1 (A)(B)	4.975	10-25-70	1,337,782	1,342,463
Series 2026-1, Class A1 (A)(B)	4.747	02-25-71	2,231,005	2,231,508
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	40,882	39,525
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	90,107	82,990
Avenue of Americas
Series 2025-1301, Class A (A)(B)	5.059	08-11-42	1,959,000	2,005,598
Series 2025-1301, Class B (A)(B)	5.302	08-11-42	690,000	704,938
BAHA Trust
Series 2024-MAR, Class A (A)(B)	6.171	12-10-41	2,303,000	2,404,012
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	2,368,000	2,460,380
Series 2025-5YR19, Class A3	5.270	12-15-58	1,194,000	1,249,617
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,938	179,731
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,553,188
Series 2024-5C31, Class A3	5.609	12-15-57	983,000	1,030,420
Series 2025-5C38, Class A3	5.146	11-15-58	495,000	514,396
Series 2026-5C40, Class A3	5.248	02-15-59	1,181,000	1,234,911
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	197,999	192,444
Series 2024-V12, Class A3	5.738	12-15-57	726,000	764,869
Series 2026-V20, Class A3	5.184	02-15-59	914,000	953,243
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	1,000,000	1,048,984
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	257,446	245,361
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,126,318
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,098,000	1,101,022
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	4.874	08-15-36	1,409,000	1,225,830
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,970	270,042
CENT Trust
Series 2025-CITY, Class A (A)(B)	4.920	07-10-40	1,173,000	1,202,244
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	134,509
Series 2023-SMRT, Class A (A)(B)	5.820	10-12-40	1,670,000	1,721,419
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	291,324	250,433
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	549,180	479,124
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	111,624	98,237
Series 2022-2, Class A1 (A)	3.994	02-25-67	430,731	419,402
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	895,079	905,084
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	14,767	13,617
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,147,558	1,878,909
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	845,000	679,765
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	869,325	$748,621
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	405,921	372,736
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	304,882	277,160
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	586,665	515,890
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,087,394	938,910
Cross Mortgage Trust
Series 2025-H10, Class A1 (A)(B)	4.968	01-25-71	900,001	903,015
Series 2025-H8, Class A1 (A)(B)	5.003	11-25-70	1,887,190	1,895,562
Series 2025-H9, Class A1 (A)(B)	5.036	11-25-70	1,554,669	1,561,632
Series 2026-NQM1, Class A1 (A)(B)	4.699	02-25-61	2,203,868	2,203,291
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	34,302	34,237
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	316,939	286,010
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	12,976	12,672
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	93,131	82,706
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,115,767	965,271
Series 2025-INV4, Class A1 (A)	5.100	10-25-70	867,069	873,304
Series 2025-INV5, Class A1 (A)(B)	5.077	12-25-70	2,558,562	2,577,267
Series 2026-NQM1, Class A1 (A)(B)	4.771	02-25-71	1,272,244	1,274,386
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	937,240	803,317
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	422,466	409,005
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	400,989	363,065
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	832,884	744,957
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	79,016	73,238
Series 2025-NQM5, Class A1 (A)(B)	4.981	08-25-70	2,508,817	2,518,130
GGP Trust
Series 2026-TY, Class A (A)(B)	4.670	03-05-43	1,887,000	1,908,047
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	169,502	162,412
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	825,410	768,144
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.467	01-13-40	2,713,000	2,828,690
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	289,575	262,932
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1 (A)(B)	4.879	05-25-66	799,169	800,338
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	341,000	306,897
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	468,348	442,482
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (A)(B)	5.119	11-25-70	1,086,983	1,093,018
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	64,925	62,069
Series 2025-NQM3, Class A1 (A)(B)	5.530	05-25-65	2,449,020	2,487,739
Series 2025-NQM6, Class A1 (A)(B)	5.085	10-25-65	1,050,567	1,058,087
Series 2026-NQM1, Class A1 (A)(B)	4.824	11-25-65	1,318,916	1,320,149
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	860,453	769,897
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.312	11-05-41	1,503,000	1,501,655
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	710,779	675,114
Series 2025-INV2, Class A1 (A)(B)	5.000	10-25-60	1,779,089	1,790,472
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	408,392	368,264
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	959,908	808,051
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	987,857	845,141
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-NQM18, Class A1 (A)(B)	5.057	09-25-65	677,909	$682,762
Series 2025-NQM19, Class A1 (A)(B)	4.869	10-25-65	1,391,847	1,396,128
Series 2025-NQM20, Class A1 (A)(B)	5.021	10-25-65	1,431,184	1,440,103
Series 2025-NQM21, Class A1 (A)(B)	4.989	10-25-65	1,076,558	1,082,889
Series 2026-NQM2, Class A1 (A)(B)	4.818	12-01-65	2,609,752	2,616,713
Series 2026-NQM3, Class A1 (A)(B)	4.652	01-25-66	2,283,000	2,282,062
Progress Residential Trust
Series 2021-SFR3, Class A (A)	1.637	05-17-26	337,258	335,329
Series 2021-SFR6, Class A (A)	1.524	07-17-38	427,658	423,722
Series 2024-SFR1, Class A (A)	3.350	02-17-41	772,629	753,603
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,211,834	1,173,996
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,510,120	1,454,179
Series 2025-SFR4, Class A (A)	4.300	08-17-42	1,236,000	1,235,203
Series 2025-SFR5, Class A (A)	3.850	10-17-42	1,394,191	1,366,881
Series 2025-SFR6, Class A (A)	4.000	12-17-42	2,507,000	2,477,812
Series 2026-SFR1, Class A (A)	3.850	02-17-43	2,910,000	2,838,716
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,954,000	2,022,305
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	2,033,691
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,516,201
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	213,724
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	340,768	325,572
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,089,066	997,161
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	145,677	144,615
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	554,860	533,467
Series 2019-1, Class A1 (A)(B)	3.741	03-25-58	579,133	569,294
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	351,015	340,870
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	286,640	278,564
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	125,153	122,204
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,028,795	950,943
Series 2024-1, Class A1 (A)(B)	4.856	03-25-64	953,825	979,002
Series 2024-3, Class A1A (A)(B)	5.027	07-25-65	666,672	678,755
Series 2024-4, Class A1A (A)(B)	4.569	10-27-64	483,563	492,680
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(B)	5.229	07-13-44	1,385,000	1,415,073
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	663,613	610,363
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	435,189	395,083
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	472,533	409,231
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	301,346	266,515
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	115,284	103,503
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	76,030	72,007
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	236,062	238,280
Series 2025-11, Class A1 (A)(B)	4.914	11-25-70	1,160,510	1,164,853
Series 2025-R2, Class A1 (A)(B)	5.086	07-25-67	941,572	951,691
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	288,864	281,009
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,863
Series 2025-5C4, Class A3	5.673	05-15-58	1,779,000	1,874,191
Series 2025-5C6, Class A3	5.186	10-15-58	955,000	991,142
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(B)	5.528	07-15-40	1,699,000	1,763,092
U.S. Government Agency 6.1%				17,041,072
Government National Mortgage Association
Series 2016-174, Class IO	0.724	11-16-56	29,262	901
Series 2017-109, Class IO	0.202	04-16-57	35,412	350
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.627	01-16-59	25,036	$907
Series 2017-140, Class IO	0.485	02-16-59	32,981	844
Series 2017-159, Class IO	0.414	06-16-59	19,098,725	467,155
Series 2017-20, Class IO	0.477	12-16-58	66,232	1,299
Series 2017-22, Class IO	0.769	12-16-57	21,968	788
Series 2017-23, Class IO	0.597	05-16-59	5,040,664	169,576
Series 2017-46, Class IO	0.651	11-16-57	47,978	1,795
Series 2017-54, Class IO	0.706	12-16-58	13,682,314	466,531
Series 2017-61, Class IO	0.688	05-16-59	224,663	7,736
Series 2017-89, Class IO	0.436	07-16-59	30,926	748
Series 2018-114, Class IO	0.592	04-16-60	79,580	3,126
Series 2018-158, Class IO	0.799	05-16-61	162,839	9,808
Series 2018-23, Class IO	0.576	11-16-59	14,774,393	483,067
Series 2018-69, Class IO	0.610	04-16-60	56,435	2,545
Series 2018-99, Class IO	0.452	06-16-60	163,223	4,309
Series 2019-131, Class IO	0.803	07-16-61	129,337	7,381
Series 2020-108, Class IO	0.847	06-16-62	2,377,644	136,827
Series 2020-114, Class IO	0.799	09-16-62	767,103	40,076
Series 2020-118, Class IO	0.887	06-16-62	4,819,651	303,589
Series 2020-120, Class IO	0.759	05-16-62	899,492	52,533
Series 2020-137, Class IO	0.799	09-16-62	3,787,220	233,431
Series 2020-150, Class IO	0.967	12-16-62	1,050,927	71,641
Series 2020-170, Class IO	0.836	11-16-62	488,679	31,516
Series 2020-92, Class IO	0.882	02-16-62	762,010	42,356
Series 2021-10, Class IO	0.987	05-16-63	413,701	32,022
Series 2021-11, Class IO	1.022	12-16-62	11,415,448	838,499
Series 2021-203, Class IO	0.870	07-16-63	5,475,967	354,681
Series 2021-220, Class IO	0.828	12-16-63	5,034,764	311,509
Series 2021-3, Class IO	0.871	09-16-62	1,957,978	124,702
Series 2021-47, Class IO	0.992	03-16-61	4,415,563	295,210
Series 2022-144, Class IO	0.530	10-16-64	20,053,243	979,168
Series 2022-150, Class IO	0.823	06-16-64	5,333,757	300,857
Series 2022-181, Class IO	0.721	07-16-64	2,362,468	142,327
Series 2022-221, Class IO	0.844	06-16-64	6,696,774	438,014
Series 2022-57, Class IO	0.756	09-16-63	2,788,160	137,785
Series 2023-105, Class IO	0.748	07-16-65	5,527,606	326,816
Series 2023-177, Class IO	0.857	06-16-65	7,490,934	437,474
Series 2023-197, Class IO	1.242	09-16-65	7,259,545	601,706
Series 2023-30, Class IO	1.001	11-16-64	2,894,019	191,491
Series 2023-33, Class IO	0.931	05-16-63	4,453,988	311,242
Series 2023-36, Class IO	0.935	10-16-64	7,958,227	479,546
Series 2023-62, Class IO	0.938	02-16-65	4,840,935	303,004
Series 2023-91, Class IO	0.876	04-16-65	4,431,367	306,242
Series 2024-135, Class IO	0.834	11-16-66	14,384,916	890,221
Series 2024-179, Class XI IO	0.831	12-16-66	13,698,601	964,412
Series 2024-193, Class IO	0.701	12-16-66	15,966,250	992,523
Series 2024-194, Class IO	0.960	08-16-67	12,789,242	946,992
Series 2025-128, Class IO	0.926	09-16-67	12,684,805	1,027,985
Series 2025-3, Class IO	0.849	04-16-67	13,069,461	894,141
Series 2025-35, Class IO	0.763	09-16-66	15,791,431	916,718

Series 2025-73, Class IO	0.675	08-16-67	15,799,608	954,950
Asset-backed securities 48.4%				$135,805,689
(Cost $132,530,989)
Asset-backed securities 48.4%				135,805,689
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	312,016	310,060
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	$540,864
Series 2024-SFR1, Class A (A)	4.290	07-17-41	120,000	120,089
Series 2025-SFR1, Class A (A)	3.655	06-17-42	757,000	736,509
Series 2025-SFR2, Class A (A)	4.275	11-17-42	319,000	317,853
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,093,175	2,048,737
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,640,267	3,427,128
Capital Automotive REIT
Series 2024-3A, Class A1 (A)	4.400	10-15-54	936,730	929,056
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,038,273	2,050,156
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	877,100	881,195
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,845,328	1,563,807
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,890,901	1,546,348
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	2,702,815	2,750,679
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,827,001	1,734,759
Series 2020-3A, Class A (A)	2.070	10-18-45	292,972	278,435
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	667,898	625,604
Series 2022-1A, Class A (A)	2.720	01-18-47	814,380	764,579
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,525,000	1,553,197
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,409,549
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,374,000	1,392,227
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	591,379
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,293,000	1,331,914
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,660,000	1,701,771
Series 2025-4A, Class A2 (A)	5.522	12-20-55	994,000	1,014,086
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,873,318
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,240,000	2,212,549
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,335,600
Series 2026-1A, Class A2 (A)	5.811	02-25-56	1,543,000	1,560,675
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,021,200	1,017,317
Series 2025-1A, Class A2I (A)	4.891	08-20-55	891,765	900,810
Series 2025-1A, Class A2II (A)	5.165	08-20-55	952,613	965,824
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	1,229,000	1,199,446
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	682,560	667,590
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,788,109
Series 2025-1A, Class A2I (A)	4.930	07-25-55	762,000	775,699
Series 2025-1A, Class A2II (A)	5.217	07-25-55	885,000	908,172
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,831,303	1,785,484
Series 2021-1A, Class A2 (A)	2.791	10-20-51	1,759,830	1,674,055
Series 2024-1A, Class A2 (A)	6.372	10-20-54	1,976,895	2,045,787
Series 2025-1A, Class A2 (A)	5.296	10-20-55	842,888	850,065
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	28,674	27,565
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	$1,897,947
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	210,236
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	439,673
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	999,000	1,015,398
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	1,602,000	1,630,750
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	135,821	135,435
Series 2021-1A, Class A2 (A)	2.773	04-20-29	217,922	216,949
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,125,937
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	64,816	63,529
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,633,834
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,841,002
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,301,736	1,291,959
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,320,660	1,358,013
Series 2025-1A, Class A2 (A)	5.610	08-16-55	595,010	616,902
Series 2026-1A, Class A2I (A)	4.952	02-15-56	2,015,000	2,041,084
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	860,000	873,861
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,577,256	1,599,500
MetroNet Infrastructure Issuer LLC
Series 2025-4A, Class A2 (A)	5.163	12-20-55	824,000	837,267
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	55,576	55,297
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	94,232	96,360
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	24,673	23,486
Series 2020-IA, Class A1A (A)	1.330	04-15-69	109,224	102,309
Series 2021-FA, Class A (A)	1.110	02-18-70	504,231	457,690
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	2,229,000	2,233,770
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	123,837	111,398
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,104,126	2,031,995
Series 2022-1A, Class A2 (A)	3.695	01-30-52	897,600	855,788
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,423,474
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	835,447
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,603,000	1,605,924
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.152	01-15-38	857,000	856,553
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(C)	4.972	04-15-38	960,000	959,003
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	1,406,000	1,427,668
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	1,406,000	1,423,006
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,225,000	2,287,502
ServiceMaster Funding LLC
Series 2021-1, Class A2II (A)	3.113	07-30-51	1,509,652	1,327,280
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,214,438	$1,160,866
Series 2024-1A, Class A2 (A)	6.174	01-25-54	898,660	934,271
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	1,575,000	1,578,250
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	318,760	294,482
Series 2021-D, Class A1A (A)	1.340	03-17-53	93,190	88,787
Series 2023-A, Class A1A (A)	5.380	01-15-53	101,429	103,644
Series 2023-C, Class A1A (A)	5.670	11-15-52	93,906	96,957
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,452,970	1,502,892
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,165,308	1,192,203
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,948,590	1,932,032
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,237,950	1,210,692
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,421,324	1,336,194
Sprite, Ltd.
Series 2026-1, Class A (A)	5.227	03-15-41	1,365,000	1,376,170
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,208,700	1,222,189
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,119,825	1,146,988
Series 2024-3A, Class A23 (A)	5.914	07-30-54	2,192,250	2,191,767
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	1,187,000	1,205,859
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	468,000	469,376
Series 2025-1A, Class A2 (A)	5.036	03-25-55	1,508,000	1,497,563
Series 2025-2A, Class A21 (A)	5.121	10-25-55	1,431,000	1,441,523
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	1,704,000	1,722,952
Series 2025-1A, Class A2II (A)	5.049	08-25-55	2,268,000	2,313,829
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,084,800	1,043,547
Series 2021-1A, Class A (A)	1.650	02-20-46	902,452	834,419
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	426,319	407,991
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,389,776	1,395,964
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,359,750	1,290,284
Series 2021-1A, Class A (A)	1.860	03-20-46	1,097,227	1,026,361
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,121,000	1,151,360
Series 2025-2A, Class A2 (A)	5.177	01-20-56	427,000	431,517
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,098,423
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	1,114,000	1,120,238
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	301,250	291,746
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,895,954	1,787,583
Willis Engine Structured Trust IX
Series 2025-B, Class A (A)	5.159	12-15-50	1,031,486	1,042,615
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	807,423	826,578
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	2,293,080	2,231,122
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,047,000	1,087,401
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	888,150	851,719
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,678,000	1,716,063

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

	Yield (%)	Shares	Value
Short-term investments 1.2%			$3,393,803
(Cost $3,393,860)
Short-term funds 1.2%			3,393,803
John Hancock Collateral Trust (D)	3.5447(E)	339,279	3,393,803

Total investments (Cost $275,200,034) 99.9%	$280,485,799
Other assets and liabilities, net 0.1%	245,825
Total net assets 100.0%	$280,731,624

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $244,537,757 or 87.1% of the portfolio’s net assets as of 2-28-26.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-26.
28	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$923,822	—	$923,822	—
Corporate bonds	174,694	—	174,694	—
Short-term investments	35,941	$35,941	—	—
Total investments in securities	$1,134,457	$35,941	$1,098,516	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$452,965,034	—	$452,965,034	—
Municipal bonds	317,477	—	317,477	—
Short-term investments	7,788,810	$7,788,810	—	—
Total investments in securities	$461,071,321	$7,788,810	$453,282,511	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$162,315,715	—	$162,315,715	—
Term loans	2,667,807	—	2,667,807	—
Asset-backed securities	37,257	—	37,257	—
Common stocks	12,005	—	—	$12,005
Preferred securities	392,168	$392,168	—	—
|	29

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Short-term investments	$1,486,646	$1,486,646	—	—
Total investments in securities	$166,911,598	$1,878,814	$165,020,779	$12,005

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$19,529,793	—	$19,529,793	—
Short-term investments	615,946	$615,946	—	—
Total investments in securities	$20,145,739	$615,946	$19,529,793	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$141,286,307	—	$141,286,307	—
Asset-backed securities	135,805,689	—	135,805,689	—
Short-term investments	3,393,803	$3,393,803	—	—
Total investments in securities	$280,485,799	$3,393,803	$277,091,996	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	3,593	$26,529	$190,469	$(181,062)	$(3)	$8	$496	—	$35,941
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	778,647	$460,622	$121,246,407	$(113,918,210)	$244	$(253)	$98,595	—	$7,788,810
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	148,620	$2,878,706	$62,503,822	$(63,895,716)	$(114)	$(52)	$65,574	—	$1,486,646
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	61,576	$226,221	$2,359,678	$(1,969,901)	$(13)	$(39)	$8,110	—	$615,946
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	339,279	$2,077,126	$95,790,674	$(94,475,011)	$1,176	$(162)	$170,596	—	$3,393,803
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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